Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company entered into various operating lease agreements that expire over various years in the next 7 years. The Company’s Milan office lease contains an option to renew the lease for 6 years under terms and conditions set forth in the lease agreement. Certain of the Company’s leases contain provisions for rental adjustments. Operating lease rentals are expensed on a straight-line basis over the life of the lease beginning on the date the Company takes possession of the property. Rent expense was $309,000 and $196,000 for the three months ended March 31, 2020 and 2019, respectively.

Future minimum lease payments under operating leases as of March 31, 2020 are as follows (in thousands):

As of March 31, 2020
2020 (remaining nine months)	$541
2021	527
2022	508
2023	400
2024	312
2025 and thereafter	416

Total Minimum Lease Payments	$2,704

Contingencies

As of March 31, 2020, the Company had contingent liabilities of $126,000, relating to a tax appeal of Solutions Infini for which no provision was recognized as its occurrence was deemed remote.

20. COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company entered into various operating lease agreements that expire over various years in the next 7 years. The Company’s Milan office lease contains an option to renew the lease for 6 years under terms and conditions set forth in the lease agreement. Certain of the Company’s leases contain provisions for rental adjustments. Operating lease rentals are expensed on a straight-line basis over the life of the lease beginning on the date the Company takes possession of the property. Rent expense was $940,000 and $307,000 for the years ended December 31, 2019 and 2018, respectively.

Future minimum lease payments under operating leases as of December 31, 2019 are as follows (in thousands):

As of December 31, 2019
2020	$636
2021	519
2022	506
2023	393
2024	314
2025 and thereafter	424

Total Minimum Lease Payments	$2,792

Contingencies

As of December 31, 2019, the Company had contingent liabilities of $132,000, relating to a tax appeal of Solutions Infini for which no provision was recognized as its occurrence was deemed remote.